UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)        (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2010
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.








ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(UNAUDITED)




                                      PERCENT
                                       OF NET
SECURITY                               ASSETS       NUMBER OF SHARES      VALUE
----------------------------------    --------      ----------------    ----------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                   8.9%
 Dollar Tree Stores 1                                          5,000    $  296,100
 Johnson Controls Inc.                                         5,000       164,950
 McDonalds Corp.                                               3,000       200,160
 Priceline.com Inc. 1                                          1,500       382,500
 Steven Madden Ltd.                                            7,000       341,600
 Walt Disney Company                                           4,000       139,640

                                                                         1,524,950


Consumer staples:                         4.6
 General Mills Inc.                                            2,000       141,580
 Pepsico Inc.                                                  4,000       264,640
 Procter & Gamble Co.                                          3,000       189,810
 J M Smucker Co.                                               3,000       180,780

                                                                           776,810


Energy:                                   9.3
 Anadarko Petroleum Corp.                                      2,000       145,660
 Chevron Corp.                                                 1,000        75,830
 Exxon Mobil Corp.                                             2,000       133,960
 Newfield Exploration Co. 1                                    3,500       182,175
 Occidental Pete Corp.                                         2,000       169,080
 Oil Service Holders Trust 2                                   2,500       306,475
 SPDR Energy Select Sector 2                                  10,000       575,200

                                                                         1,588,380


Financial services:                      12.4
 ACE Limited                                                   3,000       156,900
 Aflac Inc.                                                    3,000       162,870
 Americredit Corp. 1                                           9,000       213,840
 Bank of America Corp.                                        19,000       339,150
 BlackRock Inc.                                                  800       174,208
 JP Morgan Chase & Co. Inc.                                    9,000       402,750
 PNC Financial Services Group Inc.                             3,000       179,100
 Prudential Financial Inc.                                     4,000       242,000
 SPDR Financial Select Sector 2                                4,000        63,800
 SPDR KBW Regional Banking 2                                   7,000       183,540

                                                                         2,118,158






PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2010
(UNAUDITED)



                                           PERCENT
                                            OF NET
SECURITY                                    ASSETS       NUMBER OF SHARES      VALUE
---------------------------------------    --------      ----------------    ----------

Healthcare:                                   13.7%
 AmerisourceBergen Corp.                                            9,000    $  260,280
 Celgene Corp. 1                                                    3,000       185,880
 Cerner Corp. 1                                                     2,000       169,860
 EV3 Inc. 1                                                         2,000        31,720
 Express Scripts Inc. 1                                             2,000       203,520
 Gilead Sciences Inc. 1                                             4,000       181,880
 Intuitive Surgical Inc. 1                                            900       313,317
 Medco Health Solutions 1                                           1,000        64,560
 N B T Y Inc. 1                                                     7,000       335,860
 Par Pharmaceutical Co. 1                                           5,000       124,000
 Sirona Dental Systems Inc. 1                                       7,000       266,210
 Valeant Pharmaceuticals 1                                          5,000       214,550

                                                                              2,351,637


Industrials:                                   8.1
 Bucyrus International Inc.                                         4,000       263,960
 Cummins Inc.                                                       2,000       123,900
 Deere & Co.                                                        4,000       237,840
 Emerson Electric Co.                                               4,000       201,360
 General Electric Co.                                               7,000       127,400
 Honeywell International Inc.                                       4,000       181,080
 Tyco Electronics Ltd.                                              4,000       109,920
 United Technologies Corp.                                          2,000       147,220

                                                                              1,392,680


Materials:                                     5.4
 3M Co.                                                             3,000       250,710
 Newmarket Corp.                                                    1,000       102,990
 SPDR Gold Trust 1, 2                                               4,500       490,275
 iShares Silver Trust 1, 2                                          5,000        85,700

                                                                                929,675


Technology:                                   25.3
 Apple Inc.                                                         2,200       517,000
 Cisco Systems Inc.                                                14,000       364,420
 Cognizant Technology Solutions Corp. 1                             7,000       356,860
 Cree Inc. 1                                                        4,000       280,880
 F5 Networks Inc. 1                                                 6,000       369,780
 Google Inc. 1                                                        300       170,136
 Hewlett Packard Co.                                                7,000       372,050
 International Business Machines Corp.                              2,800       359,100

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2010
(UNAUDITED)



                                                PERCENT
                                                 OF NET
SECURITY                                         ASSETS       NUMBER OF SHARES/PAR       VALUE
--------------------------------------------    --------      --------------------    -----------

Technology (Continued):
 Marvell Technology Group Ltd. 1                                            14,000    $   285,880
 Microsoft Corp.                                                            11,000        322,163
 Oracle Corp.                                                                7,000        179,970
 PowerShares QQQ Trust 2                                                     4,000        192,640
 Sybase Inc. 1                                                               2,000         93,240
 Veeco Instruments Inc. 1                                                    5,000        217,400
 Vistaprint N.V. 1                                                           3,000        172,095
 Western Digital Corp. 1                                                     2,000         77,980

                                                                                        4,331,594

Diversified Indexed Trusts:                         3.8%
 iShares Inc. MSCI Australia Index 2                                         5,850        140,459
 iShares Inc. MSCI BRIC Index 2                                              1,000         46,380
 iShares Inc. MSCI Brazil Free Index 2                                       1,000         73,640
 iShares Inc. MSCI Canada Index 2                                            6,850        191,183
 iShares Inc. MSCI South Korea Index 2                                       4,000        200,000

                                                                                          651,662

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $12,617,476)                                91.5                                15,665,546


WARRANTS                                            0.0
 Prescient Medical Inc. Pfd B Warrants 3, 4                                  5,000              0
 2-14-2013 (Cost $0)
 Prescient Medical Inc. Pfd C Warrants 3, 4                                 37,222              0
 4-14-2014 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                                      0


CONVERTIBLE BONDS                                   2.0
 ACP HyperActive Technologies Trust 1,3,4
            8.000%, due 04-22-10                                           125,000        124,956
 Prescient Medical Inc. 1,3,4
            5.000%, due 04-14-10                                           223,333        223,333


PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
MARCH 31, 2010
(UNAUDITED)



                                         PERCENT
                                          OF NET
SECURITY                                  ASSETS       NUMBER OF SHARES       VALUE
-------------------------------------    --------      ----------------    -----------

TOTAL CONVERTIBLE BONDS
 (Cost $348,333)                                                           $   348,289


MUTUAL FUNDS                                 5.0%
 First American Treasury Oblig. Fund                            157,681        157,681
 Vanguard Money Market Reserves                                 700,000        700,000


TOTAL MUTUAL FUNDS
 (Cost $857,681)                                                               857,681


TOTAL INVESTMENTS
 (Cost $13,823,490) 5                       98.5                            16,871,516


ASSETS LESS OTHER LIABILITIES                1.5                               256,836


NET ASSETS                                 100.0%                          $17,128,352



1   Non-income  producing  security.
2  Exchange  Traded  Funds,  or  baskets  of  stocks  giving exposure  to  certain  industry,  style  &  country  segments.
3 Security has been deemed illiquid. At March 31, 2010, the aggregate value of illiquid securities was $348,289, which is 2.0% of the Fund's net assets.
4  Security  valued  according  to  "good  faith  pricing"
 guidelines.  (See  note  A)
5 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2010
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended March 31, 2010, aggregated $4,889,834 and $6,126,769, respectively.

At March 31, 2010, gross unrealized appreciation on investments was $3,132,697 and gross unrealized depreciation on investments was $84,671 for a net unrealized appreciation of $3,048,026 for financial reporting and federal income tax purposes.


B.  FAIR  VALUE  MEASUREMENTS
GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, financial statements, cost at the date of purchase, and information as to any transactions or offers with respect to the security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

The following table summarizes the inputs used to value the fund's net assets as of March 31, 2010.

March 31, 2010
(UNAUDITED)



                                         Level 1   Level 2   Level 3    Total
Security Type                              Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $15,666  $      -  $      -  $15,666
Warrants                                       -         -         -        -
Convertible Bonds                              -         -       348      348
Mutual Funds                                 858         -         -      858
Total                                    $16,524  $      -  $    348  $16,872
                                         -------  --------  --------  -------






                                                              Measurements
                                                    Using Unobservable Inputs ($000)
                                                                (Level 3)

                                                               Securities

Beginning Balance 12-31-2009                                     $348

Total gains or losses (realized/unrealized) included in
earnings                                                            0

Purchases, sales, issuances, and settlements (net)                  0

Transfers in and/or out of Level 3                                  0

Ending Balance 3-31-2010                                         $348


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                                                 $  0
                                                                 =====


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 12, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
May 17, 2010               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 17, 2010               /s/________________________________________________
------------
Date                       James M. Johnson, President

By:
May 17, 2010               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer